Vanguard Short-Term Bond Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 26, 2016

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has co-managed the Fund since 2013.

Christopher E. Wrazen, CFP, Portfolio Manager at Vanguard. He has co-managed the Fund since 2017.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has been with Vanguard since 1998, has worked in investment management since 1999, has managed investment portfolios since 2005, has managed the Intermediate-Term Bond Index Fund since 2008, and has managed the Total Bond Market Index Fund and co-managed the Short-Term Bond Index and Long-Term Bond Index Funds since 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

(over, please)

Christopher E. Wrazen, CFP, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has worked in investment management since 2008, has managed investment portfolios, including the Long-Term Bond Index Fund, since 2015, and has co-managed the Short-Term Bond Index Fund since 2017. Education: B.S., West Chester University; M.B.A., Drexel University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

CFA® is a registered trademark owned by CFA Institute.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 84 032017

Vanguard Bond Index Funds

Supplement to the Statement of Additional Information Dated April 26, 2016

Statement of Additional Information Text Changes

Important Change to Vanguard Short-Term Bond Index Fund

Christopher E. Wrazen replaces Yan Pu as co-manager for Vanguard Short-Term Bond Index Fund. Joshua C. Barrickman remains as co-manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

In the Investment Advisory Services section, the following replaces similar text under the heading “1. Other Accounts Managed” on page B-45:

Joshua C. Barrickman manages Vanguard Intermediate-Term Bond Index Fund, Vanguard Total Bond Market Index Fund, and Vanguard Total Bond Market II Index Fund; as of December 31, 2015, the Funds collectively held assets of $263 billion. As of December 31, 2015, Mr. Barrickman also managed 3 other registered investment companies with total assets of $2.7 billion and co-managed all or a portion of 12 other registered investment companies with total assets of $172 billion (none of which had advisory fees based on account performance).

Joshua C. Barrickman and Christopher E. Wrazen co-manage Vanguard Long-Term Bond Index Fund and Vanguard Short-Term Bond Index Fund; as of December 31, 2015, the Funds collectively held assets of $50.8 billion. As of December 31, 2015, Mr. Barrickman also managed 6 other registered investment companies with total assets of $265 billion and co-managed all or a portion of 11 other registered investment companies with total assets of $163 billion (none of which had advisory fees based on account performance). As of December 31, 2015, Mr. Wrazen also co-managed all or a portion of 5 other registered investment companies with total assets of $71 billion (none of which had advisory fees based on account performance).

Gemma Wright-Casparius manages Vanguard Inflation-Protected Securities Fund; as of December 31, 2015, the Fund held assets of $22.8 billion. As of December 31, 2015, Ms. Wright-Casparius also managed 3 other registered investment companies with total assets of $16.3 billion and co-managed 1 other registered investment company with total assets of $13.7 billion (none of which had advisory fees based on account performance).

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 84A 032017